Investments in Securities and Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Securities and Affiliated Companies
Investments in Securities and Affiliated Companies
(3)	Investments in Securities and Affiliated Companies

Short-term investments as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Government debt securities	2,907	43,840
Corporate debt securities	11,041	6,074
Other securities	2,610	3,621
Held-to-maturity securities	40	40

	16,598	53,575

Investments and advances, including affiliated companies as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Equity securities	145,816	159,850
Government debt securities	325	316
Corporate debt securities	27,039	29,285
Other securities	6,697	10,639
Held-to-maturity securities	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489

	614,145	712,993

The following is a summary of the amortized cost basis, gross unrealized holding gains, gross unrealized holding losses and aggregate fair value of available-for-sale securities by the consolidated balance sheet classifications as of March 31, 2011 and 2010.

	Yen(millions)
	2011
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	2,907	—	—	2,907
Corporate debt securities	10,798	252	9	11,041
Other securities	2,608	2	—	2,610

	16,313	254	9	16,558

Investments and advances:
Equity securities	84,856	63,390	2,430	145,816
Government debt securities	311	14	—	325
Corporate debt securities	25,818	1,640	419	27,039
Other securities	6,684	99	86	6,697

	117,669	65,143	2,935	179,877

	133,982	65,397	2,944	196,435

	Yen(millions)
	2010
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	43,839	1	—	43,840
Corporate debt securities	6,071	8	5	6,074
Other securities	3,619	2	—	3,621

	53,529	11	5	53,535

Investments and advances:
Equity securities	90,339	70,998	1,487	159,850
Government debt securities	305	11	—	316
Corporate debt securities	26,419	3,032	166	29,285
Other securities	10,314	392	67	10,639

	127,377	74,433	1,720	200,090

	180,906	74,444	1,725	253,625

The following is a summary of gross unrealized holding losses on available-for-sale securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2011 and 2010.

	Yen(millions)
	2011
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	5,691	9	—	—

Investments and advances:
Equity securities	9,378	1,183	4,381	1,247
Corporate debt securities	8,355	306	4,933	113
Other securities	100	40	215	46

	17,833	1,529	9,529	1,406

	23,524	1,538	9,529	1,406

	Yen(millions)
	2010
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	1,498	2	697	3

Investments and advances:
Equity securities	3,491	532	4,718	955
Corporate debt securities	2,646	44	5,669	122
Other securities	—	—	327	67

	6,137	576	10,714	1,144

	7,635	578	11,411	1,147

Equity securities consist primarily of stocks issued by Japanese listed companies. Government debt securities consist primarily of Japan treasury bonds. Corporate debt securities consist primarily of structured bonds. Other securities consist primarily of investments funds.

The purchases of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥26,490 million, ¥59,038 million and ¥24,729 million, respectively. The proceeds from the sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥11,646 million, ¥5,890 million and ¥60,063 million, respectively. The gross realized gains on the sale of those securities for the years ended March 31, 2011, 2010 and 2009 were ¥3,556 million, ¥1,124 million and ¥2,017 million, respectively, while the gross realized losses on the sale of those securities for the years ended March 31, 2011, 2010 and 2009 were ¥385 million, ¥56 million and ¥1,029 million, respectively.

The contractual maturities of debt securities and other securities classified as investments and advances in the consolidated balance sheet as of March 31, 2011 are as follows:

	Held-to-maturity	Held-to-maturity	Held-to-maturity
	Yen (millions)
	Held-to-maturity	Available-for-sale	Total
Due within five years	355	13,711	14,066
Due after five years through ten years	—	5,979	5,979
Due after ten years	—	14,371	14,371

	355	34,061	34,416

Expected redemptions may differ from contractual maturities because some of these securities are redeemable at the option of the issuers.

The aggregate carrying amounts of cost-method investments which were not evaluated for impairment as of March 31, 2011 and 2010 were ¥43,797 million and ¥47,900 million, respectively, mainly because it is not practicable to estimate the fair value of the investments due to lack of a market price and difficulty in estimating fair value without incurring excessive cost and the Company did not identify any events or changes in circumstances that might have had a significant adverse effect on their fair value.

The aggregate fair values of investments in affiliated companies, for which a quoted market price was available, as of March 31, 2011 and 2010, were ¥104,427 million and ¥17,388 million, respectively. The aggregate carrying amounts of such investments as of March 31, 2011 and 2010 were ¥99,299 million and ¥13,962 million, respectively.

As of March 31, 2011 and 2010, cumulative recognition of other-than-temporary declines in values of investments in certain affiliated companies resulted in the difference of ¥17,837 million and ¥32,621 million, respectively, between the carrying amount of the investment and the amount of underlying equity in net assets. In addition, as of March 31, 2011 and 2010, the carrying value of the investments in affiliated companies exceeded the Company's equity in the underlying net assets of such affiliated companies by ¥111,917 million and ¥105,278 million, respectively. The excess is attributed first to certain fair value adjustments on a net-of-tax basis at the time of the initial and subsequent investments in those companies with the remaining portion considered as equity-method goodwill.

For the year ended March 31, 2011, there were no affiliated companies accounted for by the equity method which were material to be disclosed separately. Summarized combined financial information relating to affiliated companies accounted for by the equity method as of and for the year ended March 31, 2011 is as follows:

Yen (millions)
2011
Current assets	1,305,406
Non-current assets	835,964

Total assets	2,141,370

Current liabilities	1,145,724
Non-current liabilities	334,298

Total liabilities	1,480,022

Summarized financial information relating to Renesas Technology Corp. (Renesas), Casio Hitachi Mobile Communications Co., Ltd. (CHMC) and other affiliated companies accounted for by the equity method as of March 31, 2010 and for the year ended March 31, 2010 and 2009 is as follows:

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Current assets	327,687	50,535	645,257	1,023,479
Non-current assets	294,192	9,521	465,209	768,922

Total assets	621,879	60,056	1,110,466	1,792,401

Current liabilities	342,680	41,546	617,825	1,002,051
Non-current liabilities	135,603	1,014	100,779	237,396

Total liabilities	478,283	42,560	718,604	1,239,447

Equity	143,596	17,496	391,862	552,954

Stockholders' equity	141,567	17,496
Percentage of ownership in equity investees	55.0%	49.0%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	77,862	8,573
Consolidation and reconciling adjustments:
Impairment loss	(10,881)	(4,232)
Other	2	(141)

Investments in affiliated companies	66,983	4,200	229,773	300,956

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Revenues	599,791	99,623	1,170,893	1,870,307
Cost of sales	(555,990)	(110,381)	(1,007,203)	(1,673,574)

Gross profit (loss)	43,801	(10,758)	163,690	196,733
Selling, general and administrative expenses	(108,003)	(14,448)	(176,368)	(298,819)
Impairment losses for long-lived assets	(4,551)	—
Restructuring charges	(202)	—
Other deductions (net)	(12,603)	(12)

Loss before income taxes	(81,558)	(25,218)
Income taxes	(4,991)	(4,150)

Net loss	(86,549)	(29,368)
Less net loss attributable to noncontrolling interests	(183)	—

Net loss attributable to affiliated companies	(86,366)	(29,368)	(51,729)	(167,463)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(47,501)	(14,390)
Consolidation and reconciling adjustments	(96)	(1)

Equity in net earning (loss) of affiliated companies	(47,597)	(14,391)	3,802	(58,186)

	Yen (millions)
	2009
	Renesas	CHMC	Others	Total
Revenues	702,739	156,750	1,583,498	2,442,987
Cost of sales	(662,626)	(156,645)	(1,420,373)	(2,239,644)

Gross profit	40,113	105	163,125	203,343
Selling, general and administrative expenses	(134,302)	(10,363)	(187,693)	(332,358)
Impairment losses for long-lived assets	(9,627)	—
Restructuring charges	(16,872)	—
Other deductions (net)	(16,494)	(686)

Loss before income taxes	(137,182)	(10,944)
Income taxes	(82,666)	(1,517)

Net loss	(219,848)	(12,461)
Less net income attributable to noncontrolling Interests	(1,318)	—

Net loss attributable to affiliated companies	(218,530)	(12,461)	(164,437)	(395,428)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(120,192)	(6,106)
Consolidation and reconciling adjustments	(196)	141

Equity in net loss of affiliated companies	(120,388)	(5,965)	(35,852)	(162,205)

On April 1, 2003, Renesas, which focused on system LSI (Large Scale Integration) operations, was incorporated through a corporate split procedure, where the semiconductor and integrated circuits operations of the Company and Mitsubishi Electric Corporation were spun-off and contributed to a new company. Although the Company had owned 55.0% of the voting stock of Renesas since its foundation, the Company accounted for the investment under the equity method of accounting as Mitsubishi Electric Corp. had substantive participating rights under the joint venture agreement. Renesas increased its capital by ¥54,000 million and ¥71,700 million during the years ended March 31, 2009 and 2010, respectively. Renesas Electronics Corporation was established on April 1, 2010 when Renesas was combined with NEC Electronics Corporation. As a result, the Company received a 30.6% interest in Renesas Electronics Corporation and accounts for the investment under the equity method of accounting.

On April 1, 2004, CHMC, which focused on mobile phone design, production and sales, was incorporated. The Company had owned 49.0% of the voting stock of CHMC since its foundation and accounted for the investment under the equity method of accounting. CHMC increased its capital by ¥44,000 million during the year ended March 31, 2010. On June 1, 2010, CHMC was merged into NEC CASIO Mobile Communications, Ltd. Consequently, the Company received a 16.7% interest in NEC CASIO Mobile Communications, Ltd. and accounts for the investment under the cost method of accounting. NEC CASIO Mobile Communications, Ltd. increased its capital by allocating new shares to shareholders other than the Company in June 2010, and as a result, the Company's interest in NEC CASIO Mobile Communications, Ltd. decreased to 9.3%.

The balances and transactions with affiliated companies accounted for by the equity method are as follows:

	Yen (millions)
	2011	2010
Trade receivables	77,484	100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248

	Yen (millions)
	2011	2010	2009
Revenues	315,533	373,889	469,629
Purchases	131,686	226,012	356,400